Warrant Liabilities - Schedule of Movement of Fair Value of Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Fair Value of Warrant Liabilities [Abstract]
At beginning of the year	$ 33,305	$ 439,409
Additional	2,758,696
Exercised	(228,271)	(428,025)
Fair value change	95,015	33,977
Written off	(33,305)
Currency realignment		(12,056)
At end of the year	$ 2,625,440	$ 33,305